SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

22.SEGMENT INFORMATION

Identification of reportable segments

The Group has identified a sole operating segment as reported that is consistent with the internal reporting provided to the chief operating decision maker and is aligned to the one major revenue stream.

The Groups operating segment is summarized as follows:

Business segments

		Revenues and income
Segment		Sales	Other	Totals	Profit / (loss)

		$	$	$	$
Operations	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)
	2016	824,586	792,585	1,617,171	(8,458,965)

				Amortization	Purchases of
Segment		Assets	Liabilities	/depreciation	equipment

		$	$	$	$
Operations	2018	6,165,981	(1,454,103)	(303,749)	2,385
	2017	12,108,297	(1,529,253)	(371,611)	234,799
	2016	13,289,686	(1,406,497)	(390,074)	395,054

Geographic information

Australia — is the home country of the parent entity and the location of the Company’s genetic testing and licensing operations.

USA — is the home of Phenogen Sciences Inc. and GeneType Corporation.

Switzerland — is the home of GeneType AG (Liquidated December 2017).

Geographic information

		Revenues and income
		Sales	Other	Totals	Profit/(Loss)
		$	$	$	$
Australia	2018	—	441,476	441,476	(3,504,098)
	2017	18,215	344,112	362,327	(7,000,994)
	2016	220	792,585	792,805	(4,241,451)
USA	2018	189,254	—	189,254	(1,959,774)
	2017	500,291	—	500,291	(1,371,001)
	2016	824,366	—	824,366	(4,197,368)

Other	2018	—	—	—	—
	2017	—	—	—	(31,831)
	2016	—	—	—	(20,146)

Totals	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)
	2016	824,586	792,585	1,617,171	(8,458,965)

				Amortization	Purchases of
		Assets	Liabilities	/depreciation	Equipment

		$	$	$	$
Australia	2018	6,004,286	(1,353,718)	(295,150)	2,385
	2017	11,473,094	(1,291,529)	(362,677)	223,096
	2016	12,553,539	(1,199,257)	(379,944)	382,893

USA	2018	161,695	(100,385)	(8,599)	—
	2017	632,419	(233,301)	(8,934)	11,703
	2016	733,168	(202,200)	(10,130)	12,161

Other	2018	—	—	—	—
	2017	2,784	(4,423)	—	—
	2016	2,979	(5,040)	—	—

Totals	2018	6,165,981	(1,454,103)	(303,749)	2,385
	2017	12,108,297	(1,529,253)	(371,611)	234,799
	2016	13,289,686	(1,406,497)	(390,074)	395,054

Additional segment disclosures

Other revenues and income includes interest received of $15,218 (2017: $38,765 and 2016: $67,099).

Expenses includes employee benefits expenses of $2,657,232 (2017: $3,594,936 and 2016: $3,774,770).

Assets - includes cash of $5,487,035 (2017: $10,988,255 and 2016: $11,179,687).

Liabilities includes trade and other payables of $945,130 (2017: $898,103 and 2016: $837,983) and provisions of $508,973 (2017: $631,150 and 2016: $568,514).

Included in the above figures are the following intersegment balances and transactions:

	Consolidated
	2018	2017	2016
	$	$	$

Loan payable (USA) and loan receivable (Australia)	66,503	348,835	512,816
Foreign exchange gain (USA) and foreign exchange loss (Australia)	981,141	776,295	1,750,759
Cost of sales (USA) and sales (Australia)	38,352	74,762	91,896

Segment products and locations

The principal geographic segment is Australia, with the Company’s headquarters being located in Melbourne in the State of Victoria however the key sales activities take place in the USA.

Major customers

During the years ended June 30, 2018 & June 30, 2017 there was no customer from whom the Group generated revenues representing more than 10% of the total consolidated revenue from operations or outstanding receivables.